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                       [Letterhead of National Interstate]

November 12, 2004

Via Edgar and Federal Express
Mr. Jeffrey Reidler
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549

Re:   National Interstate Corporation
      Registration Statement on Form S-1
      File Number 333-119270

Dear Mr. Reidler:

      This letter is in response to comments made by the staff of the Securities and Exchange Commission (the "SEC" or "Commission") in its correspondence dated October 22, 2004 (the "Comment Letter") to National Interstate Corporation (the "Company" or "National Interstate") with respect to the above-referenced filing. Today, in response to the Comment Letter, the Company has filed with the Commission Amendment No. 1 to the Registration Statement on Form S-1 (the "Form S-1" or the "Prospectus") and a copy of the Form S-1 marked to show changes from the draft filed with the SEC on September 24, 2004.

      Below are the Company's responses to each comment in the Comment Letter. For the convenience of the Staff, we have repeated each of your questions before the response. Additionally, the page numbers in the responses below refer to the pages of the marked (rather than the clean) version of the Form S-1. To facilitate your review, we are sending to you, as a courtesy, five clean and five marked copies of the Form S-1 today by Federal Express.

                                      * * *

GENERAL

1. PLEASE COMPLETE ALL OF THE NON-PRICING-RELATED BLANK SECTIONS OF YOUR FILING PRIOR TO FILING THE NEXT AMENDMENT.

      We have completed as many of the non-pricing-related blank sections as are currently possible. Note that some of the missing information can not be determined until we determine the size of the offering.
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November 12, 2004
Page 2


2. PLEASE NOTE THAT WHEN YOU FILE A PRE-EFFECTIVE AMENDMENT CONTAINING PRICING-RELATED INFORMATION, WE MAY HAVE ADDITIONAL COMMENTS. AS YOU ARE LIKELY AWARE, YOU MUST FILE THIS AMENDMENT PRIOR TO CIRCULATING THE PROSPECTUS.

      We will file an amendment containing pricing-related information before we circulate the prospectus.

3. PLEASE NOTE THAT WHEN YOU FILE A PRE-EFFECTIVE AMENDMENT THAT INCLUDES YOUR PRICE RANGE, IT MUST BE BONE FIDE. WE INTERPRET THIS TO MEAN THAT YOUR RANGE MAY NOT EXCEED $2 IF YOU PRICE BELOW $20 AND 10% IF YOU PRICE ABOVE $20.

      When we file a pre-effective amendment containing a price range, our price range will be bone fide.

4. PLEASE PROVIDE US WITH A COPY OF ALL GRAPHIC MATERIALS OR ARTWORK YOU INTEND TO INCLUDE IN YOUR PROSPECTUS. WE MAY HAVE COMMENTS, WHICH YOU SHOULD ADDRESS BEFORE PRINTING YOUR PRELIMINARY PROSPECTUS FOR DISTRIBUTION.

      We supplementally advise the Staff that a copy of the artwork we intend to include in our prospectus has been filed with the Form S-1 and is supplementally provided as Exhibit A to this letter.

5. REGARDING YOUR DIRECTED SHARE PROGRAM, PLEASE PROVIDE US WITH ANY MATERIAL YOU INTEND TO SELL TO POTENTIAL PURCHASERS SUCH AS A "FRIENDS AND FAMILY" LETTER. TELL US WHEN YOU INTEND TO SEND THEM TO THESE POTENTIAL PURCHASERS. TELL US WHETHER THE SALE WILL BE HANDLED BY YOU DIRECTLY OR BY THE UNDERWRITING SYNDICATE. TELL US THE PROCEDURES YOU OR THE UNDERWRITER WILL EMPLOY IN MAKING THE OFFERING AND HOW YOU WILL ASSURE THAT THIS OFFER WILL MEET THE REQUIREMENTS OF SECTION 5 OF THE SECURITIES ACT AND RULE
      134. WE MAY HAVE FURTHER COMMENTS.

      We supplementally advise the Staff that a response from Merrill Lynch, one of the managing underwriters and bookrunner for the offering, is supplementally provided as Exhibit B to this letter. Additionally, a draft of the material we intend to send to potential purchasers in the Directed Share Program is supplementally provided as Exhibit C to this letter.

6. PLEASE NOTE THAT WHERE WE PROVIDE EXAMPLES TO ILLUSTRATE WHAT WE MEAN BY OUR COMMENTS, THEY ARE EXAMPLES AND NOT COMPLETE LISTS. IF OUR COMMENTS ARE APPLICABLE TO PORTIONS OF THE FILING THAT WE HAVE NOT CITED AS EXAMPLES, PLEASE MAKE THE APPROPRIATE CHANGES IN ACCORDANCE WITH OUR COMMENTS.

      We have revised the disclosures in accordance with the Staff's comments in all applicable portions of the amended Form S-1.
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November 12, 2004
Page 3


TABLE OF CONTENTS, PAGE I

7. YOU SHOULD RETAIN ONLY THE TABLE OF CONTENTS ON THIS PAGE. ALL OTHER INFORMATION SHOULD BE DISCLOSED AFTER THE RISK FACTORS SECTION.

      We have revised the disclosure on page i accordingly.

PROSPECTUS SUMMARY, PAGE 1

OVERVIEW, PAGE 1

8. YOU STATE THAT UNLESS OTHERWISE INDICATED, INSURANCE INDUSTRY DATA AND YOUR MARKET SHARE OR RANKING IN THE INDUSTRY WERE DERIVED FROM DATA COMPILED BY A.M. BEST COMPANY, INC. PLEASE PROVIDE US WITH MARKED COPIES OF THE A.M. BEST COMPANY REPORTS SUPPORTING ALL SUCH STATEMENTS. IN ADDITION, PLEASE PROVIDE US WITH THE MOST RECENT A.M. BEST COMPANY REPORTS REGARDING YOUR COMPANY.

      We supplementally advise the Staff that the A.M. Best Company reports regarding the insurance industry referred to in the Form S-1 are supplementally provided as Exhibit D to this letter. Additionally, we have supplementally provided the most recent A.M. Best Report regarding the Company as Exhibit F to this letter.

9. WE NOTE YOUR DISCLOSURE REGARDING "AN UNINTERRUPTED RECORD OF PROFITABILITY," AND CAGRS IN SHAREHOLDERS' EQUITY, NET INCOME, SHAREHOLDERS' EQUITY PER SHARE AND GROSS WRITTEN PREMIUMS. YOU SHOULD MAKE THE FOLLOWING CHANGES TO THIS PARAGRAPH.

            - EXPAND THE DISCLOSURE TO EXPLAIN THAT YOUR RESULTS OF OPERATION HAVE VARIED OVER THE FIVE-YEAR PERIOD TO WHICH YOU HAVE REFERRED AND THAT YOUR HISTORICAL GROWTH RATES ARE NOT LIKELY TO ACCURATELY REFLECT YOUR FUTURE GROWTH RATES OR YOUR GROWTH POTENTIAL.

            - HIGHLIGHT THE FACT THAT YOUR YEAR-OVER-YEAR PROFITS DECLINED AT CERTAIN TIMES DURING THIS FIVE-YEAR PERIOD AND THAT YOU HAD UNDERWRITING LOSSES AT TIMES DURING THE PERIOD.

            - ELIMINATE THE SHAREHOLDERS' EQUITY DATA AS THE SHAREHOLDERS' EQUITY PER SHARE DATA IS A MORE MEANINGFUL AND BALANCED PERFORMANCE MEASURE.

            - EXPAND THE DISCLOSURE TO NOTE THE WIDE VARIATION IN YOUR RETURN ON EQUITY DURING THE FIVE-YEAR PERIOD.
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November 12, 2004
Page 4


      We have revised the disclosure on pages 1 and 44 in response to the Staff's comments.

10. IN THE SECOND PARAGRAPH, YOU STATE THAT YOU BELIEVE YOU ARE THE SECOND LARGEST UNDERWRITER OF INSURANCE FOR THE PASSENGER TRANSPORTATION INDUSTRY IN THE UNITED STATES. SUPPLEMENTALLY, PROVIDE US WITH INDEPENDENT THIRD-PARTY SUPPORT FOR THIS ASSERTION, AND NAME THE LARGEST UNDERWRITER IN THE PROSPECTUS.

      We supplementally advise the Staff that we conducted an informal survey of several retail brokers serving the passenger transportation industry. The responses from these brokers confirmed that we are the second largest writer of passenger transportation insurance in the United States. We have amended the disclosure on pages 2 and 44 in response to the Staff's comment.

11. YOU STATE HERE AND THROUGHOUT THE PROSPECTUS THAT YOU FOCUS ON NICHE MARKETS AND OFFER PRODUCTS, SERVICES AND PROGRAMS NOT GENERALLY AVAILABLE IN THE INSURANCE MARKETPLACE. OTHER THAN YOUR INSURANCE PROGRAM RELATING TO RV OWNERS, WHICH YOU STATE IS MORE COMPREHENSIVE THAN THAT OF YOUR COMPETITORS, IT APPEARS YOU ARE REALLY JUST PROVIDING AUTO AND WORKERS' COMPENSATION INSURANCE COVERAGE, AND THAT YOU HAPPEN TO CONCENTRATE ON CUSTOMERS IN THE TRANSPORTATION BUSINESS. PLEASE REVISE HERE AND THROUGHOUT TO EXPLAIN WHAT MAKES YOUR OFFERINGS UNIQUE AND BETTER ARTICULATE WHAT CONSTITUTES YOUR NICHE. WE BELIEVE THAT MANY COMPANIES, INCLUDING THOSE YOU MENTION IN THE PROSPECTUS' COMPETITION SECTION, WOULD WRITE PROPERTY AND CASUALTY INSURANCE FOR TRANSPORTATION COMPANIES.

      We have amended the disclosure on pages 1 and 44 as requested.

12. WE NOTE YOUR DISCLOSURE REGARDING YOUR FOUR BUSINESS COMPONENTS. PLEASE PROVIDE MORE DETAILED DISCLOSURE FOR EACH OF THESE BUSINESSES IN MD&A. SPECIFICALLY, DISCUSS RESULTS OF OPERATIONS FOR EACH BUSINESS SEPARATELY, IN MORE DETAIL.

      We supplementally advise the Staff that we have 17 different product lines, 15 different insurance product lines and two insurance agencies and we operate under a product management organization. To facilitate this structure, certain profit and loss information is tracked at a relatively low `product structure', while total underwriting results are often grouped by statutory line of business or other grouping, depending on the purpose. We do not combine results from these product lines by business component. Other potential groupings (e.g., by geography) are not relevant because we are not organized along geographic or other lines. We presented gross written premium data by business component to provide insight to the general nature of our business and to reflect the
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November 12, 2004
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      varying growth rates of the different types of insurance products we offer. However, we track operating results at the consolidated corporate level rather than the business component level. Accordingly, it would be extremely difficult and time consuming to provide the type of data requested in the Staff's comment. See also our response to comment 90, below.

13. DISCLOSE THE NAMES OF ALL CUSTOMERS THAT PROVIDED 10% OR MORE OF THE RESPECTIVE REVENUE OF YOUR TRANSPORTATION AND ALTERNATIVE RISK TRANSFER BUSINESSES IN THE PAST 12 MONTHS.

      We supplementally advise the Staff that no one customer in our alternative risk transfer business or transportation business provided 10% or more of such revenue in the past 12 months and we have revised the disclosure on pages 2 and 49 and 50 accordingly.

14. HERE, AND IN MORE DETAIL IN THE BUSINESS SECTION, EXPLAIN THE DIFFERENCE BETWEEN OWNING AND RENTING THE GROUP CAPTIVES YOU DESCRIBE.

      We have amended the disclosure on pages 2, and 49 and 50 as requested.

15. IN MD&A, PLEASE QUANTIFY THE FINANCIAL RESOURCES THAT YOU CURRENTLY EXPECT TO DEVOTE TO THE DEVELOPMENT OF THE NEW BUSINESS LINES YOU MENTION.

      We have amended the disclosure on page 25 to discuss the startup costs we typically incur to offer a new insurance product.

OUR STRATEGY, PAGE 3

16. YOU STATE HERE THAT YOU PRICE YOU EXPECT A COMBINED RATIO NO HIGHER THAN 96%. YOU SHOULD STATE HERE WHAT YOUR COMBINED RATIO WAS FOR EACH OF THE LAST FIVE YEARS; THE PERIODS FOR WHICH YOU HAVE DISCLOSED SELECTED FINANCIAL STATEMENTS.

      We have amended the disclosure on page 3 as requested. We also refer the Staff to our response to comment 55.

17. YOU STATE THAT YOU DISTRIBUTE YOUR PRODUCTS USING INDEPENDENT AGENTS AND BROKERS, AGENTS EMPLOYED BY YOUR WHOLLY OWNED AGENCY SUBSIDIARIES AND VIA THE INTERNET. IN THE BUSINESS SECTION, STATE THE PERCENTAGE OF REVENUE OR POLICIES WRITTEN FROM EACH OF THESE THREE DISTRIBUTION CHANNELS.

      We have amended the disclosure on page 53 as requested.
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November 12, 2004
Page 6


OUR COMPETITIVE STRENGTHS, PAGE 3

18. YOU STATE THAT THE CHARACTERISTICS LISTED DISTINGUISH YOU FROM YOUR COMPETITORS. WE DO NOT UNDERSTAND HOW USING PRODUCT LINE MANAGERS, STAFFING YOUR BUSINESS WITH EXPERIENCED AND WELL-TRAINED PERSONNEL, AND HAVING EXCELLENT RATINGS DISTINGUISHES YOU. DO YOU HAVE EVIDENCE INDICATING THAT YOUR COMPETITORS DO NOT USE PRODUCT MANAGERS OR THEIR EQUIVALENT, OR THAT THEIR STAFFS ARE NOT AS EXPERIENCED AND WELL TRAINED AS YOURS? ARE YOUR A.M. BEST RATINGS BETTER THAN YOUR COMPETITORS? WE NOTE THAT YOU STATE LATER IN THE PROSPECTUS THAT MANY OF YOUR COMPETITORS HAVE HIGHER RATINGS THAN YOU DO. YOU SHOULD EXPAND THE DISCLOSURE HERE AND IN MORE DETAIL IN THE COMPETITIVE STRENGTHS SECTION OF THE PROSPECTUS ON PAGE 40 TO EXPLAIN THE BASIS FOR THESE ASSERTIONS AND PROVIDE US SUPPLEMENTAL SUPPORT FOR THEM. ALTERNATIVELY CONSIDER MODIFYING THE DISCLOSURE ACCORDINGLY.

      We have modified the lead-in to the bullet point on pages 4 and 47 and expanded the disclosure on page 47.

      We supplementally advise the Staff that there are very few large insurers writing passenger transportation insurance. We define large for these purposes as insurance companies with more than $100 million in policyholders' surplus. We believe Lancer Insurance Company ("LIC") to be the only other national writer in this specialty class. LIC's A.M. Best rating is currently A-. National Interstate's current A.M. Best rating is
      A. Of the specialty insurers writing this class of business with less than $100 million in policyholders' surplus, we know of none that are rated higher than A by A.M. Best. LIC has less than $100 million in policyholders' surplus. Of the 638 insurers having less than $100 million in policyholders' surplus rated by A.M. Best, only four are rated higher than A and none of these insurance companies writes transportation or recreation vehicle insurance or is licensed to write insurance in Hawaii.

19. YOU SHOULD NOTE THAT THE PRECEDING COMMENT ALSO APPLIES TO THE MORE EXPANSIVE DISCLOSURE REGARDING COMPETITIVE STRENGTHS IN THE "BUSINESS" SECTION.

      We have amended the language on page 47.

RISKS RELATING TO NATIONAL INTERSTATE, PAGE 4

20. PLEASE CONSIDER WHETHER YOU FACE OTHER MATERIAL CHALLENGES THAT WOULD JUSTIFY THE INCLUSION OF ADDITIONAL BULLETS. ADDITIONAL BULLETS MIGHT BE RELATED TO, AMONG OTHER FACTORS, THE RISKS OF REINSURANCE ARRANGEMENTS, THE HEAVILY REGULATED ENVIRONMENT WITHIN WHICH YOU MUST FUNCTION, HOW YOUR HOLDING COMPANY STRUCTURE AND
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November 12, 2004
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      REGULATORY RESTRICTIONS ON THE UP-STREAMING OF CASH AFFECTS YOUR ABILITY
      TO PAY DIVIDENDS AND HOW CHANGES IN INTEREST RATES COULD AFFECT YOUR PROFITABILITY.

      We have revised the disclosure on page 5 to list in the "Summary" section several additional risk factors already discussed in detail in the "Risk Factors" section.

21. PLEASE EXPAND THE FIRST BULLET TO STATE THAT YOU MAY EXPERIENCE HIGH LOSSES DURING THE TIME YOU BEGIN A NEW PRODUCT OFFERING AND NOTE THE 2001 HIGH LOSSES YOU EXPERIENCED IN CONNECTION WITH THE TRUCK INSURANCE PRODUCT YOU INTRODUCED.

      We have revised the disclosure in the first bullet on page 4 as requested.

22. IN THE LAST BULLET RELATING TO YOUR RELATIONSHIP WITH AMERICAN FINANCIAL, YOU SHOULD STATE THAT AMERICAN FINANCIAL WOULD ALSO LIKELY BE ABLE TO CONTROL WHO COMPRISES MANAGEMENT OF THE REGISTRANT GOING FORWARD.

      We have revised the disclosure in the last bullet on page 5 as requested.

RECENT DEVELOPMENTS, PAGE 5

23. PLEASE UPDATE THIS DISCLOSURE TO PROVIDE YOUR CLAIMS EXPERIENCE REGARDING THE RECENT HURRICANES TO THE LATEST PRACTICABLE DATE.

      We have revised the disclosure on page 6 in the section entitled "Recent Developments" as requested.

SELECTED HISTORICAL FINANCIAL INFORMATION, PAGE 7

24.   PLEASE PROVIDE US WITH THE A.M. BEST REPORT YOU MENTION IN FOOTNOTE 9.

      We supplementally advise the Staff that a copy of the A.M. Best Company's report, "2004 Best's Aggregates & Averages - Property/Casualty" referred to in footnote 11 on page 9 is supplementally provided in Exhibit D to this letter.

RISK FACTORS, PAGE 9

25. YOU STATE IN THE PREAMBLE, "ADDITIONAL RISKS AND UNCERTAINTIES NOT CURRENTLY KNOWN TO US OR RISKS THAT WE CURRENTLY DEEM IMMATERIAL MAY ALSO IMPACT OUR BUSINESS OPERATIONS." DELETE THIS SENTENCE AND STATE THAT ALL MATERIAL RISKS ARE DISCUSSED IN THIS SECTION.
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November 12, 2004
Page 8


      We have revised the disclosure on page 10 in the preamble of the Risk Factors section.

BECAUSE WE ARE PRIMARILY A TRANSPORTATION INSURER, CONDITIONS IN THAT INDUSTRY COULD ADVERSELY AFFECT OUR BUSINESS, PAGE 9

26. YOU STATE THAT THE TRANSPORTATION INSURANCE INDUSTRY IS CYCLICAL AND GO ON TO DESCRIBE THE CONDITIONS THAT EMERGE DURING THE PERIODS COMPRISING THIS CYCLE. PLEASE EXPAND THE DISCLOSURE HERE, AND IN THE BUSINESS AND MD&A SECTIONS, AS APPROPRIATE, TO DESCRIBE WHAT PART OF THE CYCLE THE REGISTRANT BELIEVES EXISTS CURRENTLY AND HOW IT IS AFFECTING YOUR OPERATIONS AND PROFITABILITY. COMPARE CURRENT CONDITIONS WITH CONDITIONS DURING THE PAST THREE FISCAL YEARS. IF YOU BELIEVE YOUR PROFITABILITY HAS IN THE PAST BEEN ADVERSELY AFFECTED BY NEGATIVE DEVELOPMENTS AND CYCLICAL CHANGES IN THE INDUSTRY, PLEASE PROVIDE APPROPRIATE DISCLOSURE.

      We have revised the disclosure on pages 10 and 26 in response to the Staff's comment.

OUR GROWTH STRATEGY INCLUDES..., PAGE 9

27. WHEN YOU ENTER A NEW BUSINESS LINE, DO YOU INCREASE YOUR RESERVES TO ACCOUNT FOR THE NOVELTY AND YOUR LACK OF EXPERIENCE IN THE NEW LINE? IF YOU DO NOT, SO STATE, AND DISCLOSE THAT YOU DO NOT TAKE YOUR INEXPERIENCE INTO ACCOUNT AND THAT THIS MAY RESULT IN UNDERESTIMATION OF RESERVES. IF YOU DO, SO STATE, AND STATE THAT THE INCREASED RESERVES WILL AFFECT STATUTORILY AVAILABLE CAPITAL, NET INCOME AND DIVIDENDS.

      We have revised the disclosure on pages 9 and 10 as requested.

IF WE ARE NOT ABLE TO ATTRACT AND RETAIN INDEPENDENT AGENTS..., PAGE 10

28. DISCLOSE THE PERCENTAGE OF REVENUE DERIVED FROM YOUR 10 LARGEST PRODUCERS DURING THE REFERENCED TIME PERIODS.

      We have revised the disclosure on page 11 as requested.

WE ARE SUBJECT TO COMPREHENSIVE REGULATION, AND OUR ABILITY TO EARN PROFITS MAY BE RESTRICTED BY THESE REGULATIONS. IN ADDITION, REGULATION MAY BECOME MORE RESTRICTIVE IN THE FUTURE, WHICH COULD MAKE IT MORE EXPENSIVE TO CONDUCT OUR BUSINESS AND ADVERSELY AFFECT OUR PROFITABILITY, PAGE 10

29. CONSIDER CREATING SEPARATE RISK FACTORS FOR THE VARIOUS ITEMS IN THE BULLET LIST EMBEDDED WITHIN THIS RISK FACTOR.
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November 12, 2004
Page 9


      We have revised the disclosure on page 12 under the risk factor "We are subject to comprehensive regulation..." as requested to divide the risk factor into two separate risks. Additionally, we supplementally advise the Staff that we believe that the list of bullet points appearing in this risk factor is meant to illustrate different types of regulation risks as opposed to introducing independent risks.

30. YOU STATE THAT STATE INSURANCE DEPARTMENT EXAMINERS PERFORM PERIODIC FINANCIAL, MARKET CONDUCT AND OTHER EXAMINATIONS OF YOUR INSURANCE COMPANIES. PLEASE DISCLOSE THE DATE OF YOUR LAST EXAMINATION AND DISCLOSE WHETHER AS A RESULT OF THESE EXAMINATIONS OR OTHERWISE, YOU WERE OR ARE IN VIOLATION OF ANY OF THE APPLICABLE LAWS AND REGULATIONS TO WHICH YOU REFER.

      We have revised the disclosure on page 12 under the risk factor "We are subject to comprehensive regulation..." as requested.

OUR INSURANCE SUBSIDIARIES ARE SUBJECT TO MINIMUM CAPITAL AND SURPLUS REQUIREMENTS. OUR FAILURE TO MEET THESE REQUIREMENTS COULD SUBJECT US TO REGULATORY ACTION, PAGE 11


31.   QUANTIFY THE MINIMUM CAPITAL AND SURPLUS REQUIREMENTS TO WHICH YOU
      REFER.

      We have revised the disclosure on page 12 under the risk factor "Our insurance subsidiaries are subject to minimum capital and surplus requirements..." as requested.

WE MAY NOT BE SUCCESSFUL IN REDUCING OUR RISK AND INCREASING OUR UNDERWRITING CAPACITY THROUGH REINSURANCE ARRANGEMENTS, WHICH COULD ADVERSELY AFFECT OUR BUSINESS, FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 13

32. WE NOTE THAT THE REINSURANCE INDUSTRY IS CURRENTLY IN A "HARD" PRICING MARKET. PLEASE DISCLOSE THIS FACT HERE AND STATE THAT THESE INCREASED PRICES COULD ADVERSELY AFFECT YOUR ABILITY TO OBTAIN REINSURANCE. WE NOTE YOUR DISCLOSURE ON PAGE 25 REGARDING RISING REINSURANCE COSTS.

      We have revised the disclosure on page 15 under the risk factor "We may not be successful in reducing our risk and increasing our underwriting capacity through reinsurance arrangements..." as requested.

FUTURE SALES OF SHARES OF OUR COMMON SHARES..., PAGE 16

33. PLEASE STATE HOW MANY SHARES MAY BE OFFERED FOR SALE UNDER THE REGISTRATION RIGHTS AGREEMENT AND UNDER THE FORM S-8. YOU SHOULD ALSO BRIEFLY DISCUSS THE POTENTIAL
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November 12, 2004
Page 10


      NEGATIVE EFFECT THE SALE OF RESTRICTED SHARES UNDER THESE REGISTRATION STATEMENTS COULD HAVE ON THE TRADING MARKET FOR THE COMMON STOCK.

      We have revised the disclosure on page 17 under the risk factor " Future sales of shares of our common shares..." as requested.

USE OF PROCEEDS, PAGE 21

34. TO THE EXTENT YOU CAN, PLEASE SPECIFY WHICH GENERAL CORPORATE PURPOSES THE PROCEEDS YOU DO NOT CONTRIBUTE TO YOUR OPERATING SUBSIDIARIES WILL BE USED FOR.

      We have revised the disclosure on page 20 as requested.

35. PLEASE PROVIDE THE APPROXIMATE DOLLAR AMOUNT THAT YOU PLAN TO USE FOR THE PURPOSES YOU IDENTIFY PURSUANT TO THE PREVIOUS COMMENT.

      We have revised the disclosure on page 20 as requested.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 24

OVERVIEW, PAGE 24

36. CURRENTLY, YOUR MD&A OVERVIEW DISCUSSES YOUR BUSINESS AND YOUR SOURCE OF REVENUES AND EXPENSES. IN A RECENT RELEASE CALLED COMMISSION STATEMENT ABOUT MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS,"THE STAFF STATED THAT "THE DEVELOPMENT OF MD&A DISCLOSURE SHOULD BEGIN WITH MANAGEMENT'S IDENTIFICATION AND EVALUATION OF WHAT INFORMATION, INCLUDING THE POTENTIAL EFFECTS OF KNOWN TRENDS, COMMITMENTS, EVENTS, AND UNCERTAINTIES, IS IMPORTANT TO PROVIDING INVESTORS AND OTHERS AN ACCURATE UNDERSTANDING OF THE COMPANY'S CURRENT AND PROSPECTIVE FINANCIAL POSITION AND OPERATING RESULTS". RELEASE NOS. 33-8056___34-45321; FR-61. ACCORDINGLY, THE MD&A OVERVIEW SHOULD BE A MORE FOCUSED DISCUSSION THAT HIGHLIGHTS THE KEY POINTS THAT ARE COVERED IN GREATER DETAIL IN THE MD&A SESSION, WITH EMPHASIS ON THE KEY TREND AND ANALYTICAL POINTS. WE MAY HAVE FURTHER COMMENTS ON YOUR REVISIONS.

      We have revised the disclosure commencing on page 25 as requested.

37. WE NOTE THAT GROSS PREMIUMS IN YOUR ALTERNATIVE RISK TRANSFER BUSINESS AS A PERCENTAGE OF TOTAL GROSS PREMIUMS HAS GROWN DRAMATICALLY OVER THE PAST THREE YEARS. IN FACT, THIS BUSINESS' GROSS PREMIUMS EXCEEDED THOSE DERIVED FROM THE TRANSPORTATION SEGMENT OF YOUR BUSINESS FOR THE FIRST SIX MONTHS OF 2004. PLEASE
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November 12, 2004
Page 11


      DESCRIBE KNOWN TRENDS OR UNCERTAINTIES THAT WOULD IMPACT YOUR REVENUE MIX, AND DISCUSS HOW THIS CHANGE AND OTHER MATERIAL CHANGES IN YOUR REVENUE MIX HAVE AFFECTED AND ARE EXPECTED TO AFFECT YOUR OVERALL REVENUES, MARGINS AND RESULTS OF OPERATIONS. INCLUDE A DISCUSSION OF ANY EXPECTED CHANGE IN THE RELATIONSHIP BETWEEN REVENUES AND EXPENSES FROM THE DIFFERENT BUSINESSES IN WHICH YOU ARE ENGAGED AND PLAN TO ENGAGE.

      We have revised the disclosure on pages 28 and 29 as requested.

38. HERE, AND IN GREATER DETAIL IN THE BUSINESS SECTION, EXPLAIN MORE CLEARLY YOUR ALTERNATIVE RISK TRANSFER BUSINESS. HERE, EXPLAIN HOW PREMIUMS, REVENUES, EXPENSES, CLAIM PAYMENTS, ETC. COMPARE TO THOSE IN YOUR OTHER LINES OF BUSINESS. INVESTORS NEED TO BETTER UNDERSTAND HOW THIS BUSINESS COMPARES TO YOUR OTHER MORE TRADITIONAL TYPES OF BUSINESSES, AND HOW IT IMPACTS YOUR OVERALL FINANCIAL RESULTS AS COMPARED TO YOUR OTHER BUSINESSES.

      We have revised the disclosure on pages 25, 28, 29 and 49-50 as requested.

39. IN THE THIRD PARAGRAPH, YOU MENTION THAT THE PROPERTY AND CASUALTY INSURANCE INDUSTRY IS CYCLICAL. YOU GO ON TO MENTION SEVERAL FACTORS THAT AFFECT COST TRENDS THAT NEGATIVELY IMPACT PROFITABILITY, SUCH AS VEHICLE REPAIR INFLATION, VEHICLE REPLACEMENT PARTS COSTS, USED VEHICLE PRICES AND MEDICAL CARE COSTS. YOU ALSO MENTION MORE GENERALLY, SEVERE WEATHER, EXPLOSIONS, ETC. FOR EACH OF THESE FACTORS DISCUSS HOW THEY HAVE AFFECTED YOUR RESULTS OF OPERATIONS IN THE PAST, MAY AFFECT THEM GOING FORWARD, AND DESCRIBE ANY KNOWN TRENDS OR UNCERTAINTIES RELATED TO THEM WHICH COULD AFFECT YOUR OPERATING RESULTS GOING FORWARD.

      We have revised the disclosure on pages 26 and 27 in response to the Staff's comment.

CRITICAL ACCOUNTING POLICIES

LOSS AND LOSS ADJUSTMENT EXPENSES RESERVES, PAGE 26

40. WE BELIEVE YOUR LOSS RESERVES DISCLOSURE IN MANAGEMENT'S DISCUSSION AND ANALYSIS REGARDING THE RESERVES FOR YOUR INSURANCE UNDERWRITING OPERATIONS COULD BE IMPROVED TO BETTER EXPLAIN THE JUDGMENTS AND UNCERTAINTIES SURROUNDING THESE ESTIMATES AND THE POTENTIAL IMPACT ON YOUR FINANCIAL STATEMENTS. WE BELIEVE THAT DISCLOSURES EXPLAINING THE LIKELIHOOD THAT MATERIALLY DIFFERENT AMOUNTS WOULD BE REPORTED UNDER DIFFERENT CONDITIONS OR USING DIFFERENT ASSUMPTIONS IS CONSISTENT WITH
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November 12, 2004
Page 12


      THE OBJECTIVE OF MANAGEMENT'S DISCUSSION AND ANALYSIS. ACCORDINGLY, PLEASE REVISE MD&A TO INCLUDE THE FOLLOWING INFORMATION FOR EACH LINE OF BUSINESS.

      a. PLEASE DISCLOSE THE RESERVES ACCRUED AS OF THE LATEST BALANCE SHEET DATE PRESENTED. THE TOTAL OF THESE AMOUNTS SHOULD AGREE TO THE AMOUNT PRESENTED ON THE BALANCE SHEET.

      b. BECAUSE IBNR RESERVE ESTIMATES ARE MORE IMPRECISE, PLEASE DISCLOSE THE AMOUNT OF IBNR SEPARATELY FROM CASE RESERVES.

      c. PLEASE DISCLOSE THE RANGE OF LOSS RESERVE ESTIMATES AS DETERMINED BY YOUR ACTUARIES. DISCUSS THE KEY ASSUMPTIONS USED TO ARRIVE AT MANAGEMENT'S BEST ESTIMATE OF LOSS RESERVES WITHIN THAT RANGE AND WHAT SPECIFIC FACTORS LED MANAGEMENT TO BELIEVE THIS AMOUNT RATHER THAN ANY OTHER AMOUNT WITHIN THE RANGE REPRESENTED THE BEST ESTIMATE OF INCURRED LOSSES.

      d. PLEASE PROVIDE MORE PRECISE INSIGHT INTO THE EXISTENCE AND EFFECTS ON FUTURE OPERATIONS AND FINANCIAL CONDITION OF KNOWN TRENDS, EVENTS AND UNCERTAINTIES. DISCLOSURE YOU SHOULD CONSIDER, BUT NOT BE LIMITED TO, INCLUDES THE FOLLOWING INFORMATION:

            -     THE NUMBER OF CLAIMS PENDING AT EACH BALANCE SHEET DATE;

            -     THE NUMBER OF CLAIMS REPORTED FOR EACH PERIOD PRESENTED;

            - THE NUMBER OF CLAIMS DISMISSED, SETTLED, OR OTHERWISE RESOLVED FOR EACH PERIOD;

            - THE NATURE OF THE CLAIMS INCLUDING RELEVANT CHARACTERISTICS OF THE CLAIMANT POPULATION (E.G., INVOLVES A LARGE NUMBER OF RELATIVELY SMALL INDIVIDUAL CLAIMS OF A SIMILAR TYPE);

            -     THE TOTAL SETTLEMENT AMOUNT FOR EACH PERIOD;

            -     THE COST OF ADMINISTERING THE CLAIMS;

            -     EMERGING TRENDS THAT MAY RESULT IN FUTURE RESERVE ADJUSTMENTS;
                  AND

            - IF MANAGEMENT IS UNABLE TO ESTIMATE THE POSSIBLE LOSS OR RANGE OF LOSS, A STATEMENT TO THAT EFFECT.

      We have revised the disclosure on pages 30 and 31 in response to the Staff's comment.

41. IT APPEARS THAT MANAGEMENT SIGNIFICANTLY REVISED ITS ESTIMATE OF LOSS RESERVES RECORDED IN PRIOR YEARS. PLEASE REVISE MANAGEMENT'S DISCUSSION AND ANALYSIS TO EXPLAIN THE REASON FOR THIS CHANGE IN ESTIMATE. FOR EACH LINE OF BUSINESS, INCLUDE THE FOLLOWING DISCLOSURES:

      a. IDENTIFY THE YEARS TO WHICH THE CHANGE IN ESTIMATE RELATES AND DISCLOSE THE AMOUNT OF THE RELATED LOSS RESERVE AS OF THE BEGINNING OF THE YEAR THAT WAS

November 12, 2004
Page 13


            RE-ESTIMATED. DISCUSS AND QUANTIFY OFFSETTING CHANGES IN ESTIMATES THAT INCREASE AND DECREASE THE LOSS RESERVE.

      b. IDENTIFY THE CHANGES IN THE KEY ASSUMPTIONS MADE TO ESTIMATE THE RESERVE SINCE THE LAST REPORTING DATE.

      c. IDENTIFY THE NATURE AND TIMING OF THE CHANGE IN ESTIMATE, EXPLICITLY IDENTIFYING AND DESCRIBING IN REASONABLE SPECIFICITY THE NEW EVENTS THAT OCCURRED OR ADDITIONAL INFORMATION ACQUIRED SINCE THE LAST REPORTING DATE THAT LED TO THE CHANGE IN ESTIMATE.

      d. ENSURE THE DISCLOSURE CLEARLY EXPLAINS WHY RECOGNITION OCCURRED IN THE PERIODS THAT IT DID AND WHY RECOGNITION WAS NOT REQUIRED IN EARLIER PERIODS.

      e. DISCLOSE ANY TRENDS SUCH AS, THE NUMBER OF CLAIMS INCURRED, AVERAGE SETTLEMENT AMOUNTS, NUMBER OF CLAIMS OUTSTANDING AT PERIOD ENDS ALONG WITH AVERAGE PER CLAIM OUTSTANDING, AND ANY OTHER TRENDS, NECESSARY TO UNDERSTAND THE CHANGE IN ESTIMATE. PLEASE EXPLAIN THE RATIONALE FOR A CHANGE IN ESTIMATE THAT DOES NOT CORRELATE WITH TRENDS.

      We have revised the disclosure on pages 30-32 as requested.

RESULTS OF OPERATIONS, PAGE 28

42. IN YOUR DISCUSSION COMPARING RESULTS OF THE SIX-MONTH PERIODS, YOU MENTION RENEWALS AND RENEWAL RATES AS REASONS FOR YOUR REVENUE GROWTH. PLEASE QUANTIFY YOUR RENEWAL RATES AND PRICE INCREASES.

      We supplementally advise the Staff that we have 17 different product lines, 15 different insurance product lines and two insurance agencies. We use a product management organization to manage operating results for each of these product lines. We do not combine results from these product lines by business component. We track operating results at the individual product line level and aggregate operating results at the corporate level but not at the business component level. As a result, our rate change data is summarized only by individual product and represents only an approximation of the actual changes in rates. For our transportation products, for example, we track renewals and estimate rate increases for those renewals by adjusting for changes in the insured units and other rating variables for each policy. We are able to state that rate increases on renewed policies contributed to our growth based on a review of the data for the individual products comprising the transportation component. However, it would be impracticable to quantify the renewal rates and price increases as requested by the Staff.

43. WHERE YOU COMPARE THE RESULTS OF OPERATIONS FROM ONE PERIOD TO ANOTHER, YOU SHOULD MORE SPECIFICALLY REFERENCE THE FACTORS THAT CONTRIBUTED TO THE CHANGE FROM PERIOD TO PERIOD. FOR EXAMPLE, RATHER THAN MERELY STATING THAT GROWTH IN NET EARNED

November 12, 2004
Page 14


      PREMIUMS WAS DUE TO GAINING NEW INSUREDS IN YOUR ALTERNATIVE RISK TRANSFER BUSINESS, EXPLAIN WHY THERE WAS AN INCREASE. WAS IT BECAUSE OF PRICING THAT WAS LOWER THAN YOUR COMPETITORS, SOME UNIQUE ASPECT OF YOUR INSURANCE OFFERING, EXPANDED SALES AND MARKETING EFFORTS IN A CERTAIN GEOGRAPHIC AREA? THROUGHOUT THE DISCLOSURE ON PAGES 28 THROUGH 30 REVISE THE DISCUSSIONS OF THE VARIOUS LINE ITEMS OF YOUR FINANCIAL STATEMENTS TO BETTER EXPLAIN THE REASONS FOR THE CHANGES FROM PERIOD TO PERIOD. ALSO, IDENTIFY ANY KNOWN TRENDS.

      We have revised the disclosure in the MD&A under the heading "Overview" on pages 25 and 26 and under the heading "Results of Operations" on pages
      34 and 35 as requested.

UNDERWRITING, PAGES 28-29

44. WE NOTE THAT THE DISCUSSIONS OF THE COMPARATIVE PERIODS REFERENCES SPECIFIC FACTORS THAT IMPACTED THE CHANGE IN THE LINE ITEMS DISCUSSED. FOR INSTANCE, THE COMPANY ATTRIBUTES THE GROWTH IN PREMIUMS IN THE TRANSPORTATION BUSINESS TO INCREASED PREMIUMS ON RENEWALS AND NEW BUSINESS BUT DOES NOT SPECIFICALLY QUANTIFY HOW MUCH IS RELATED TO EACH FACTOR. WHERE APPLICABLE PLEASE QUANTIFY THE IMPACT OF THE INDIVIDUAL FACTORS PRESENTED. WE ALSO NOTE THAT THE DISCUSSION DOES NOT APPEAR TO ENCOMPASS THE ENTIRE INCREASE ON A PERCENTAGE BASIS BASED ON THE AMOUNTS ATTRIBUTED TO EACH FACTOR DISCUSSED. PLEASE REVISE THE DISCUSSION TO INCLUDE THE FACTORS FOR THE ENTIRE INCREASE OR DECREASE.

      We supplementally advise the Staff that we have analyzed changes in the respective line items and have disclosed the significant factors that have contributed to the fluctuation from period to period. Where possible, we have already quantified the impact. It is not practical to identify, quantify and disclose all of the factors that account for the entire fluctuation.

REALIZED GAINS (LOSSES) ON INVESTMENTS, PAGE 30

45. PLEASE EXPAND THIS DISCUSSION TO INCLUDE MORE DETAIL RELATED TO THE DECISION TO SELL SECURITIES AND TO DISCLOSE WHAT MANAGEMENT'S INVESTMENT STRATEGY IS WHEN CERTAIN ECONOMIC CONDITIONS PERSIST, I.E. LOW INTEREST-RATE ENVIRONMENT OR VICE-VERSA, AND THE IMPACT THIS WILL HAVE ON THE INVESTMENT PORTFOLIO. PLEASE INCLUDE IN THIS DISCUSSION THE IMPACT THAT THESE ECONOMIC CONDITIONS MAY HAVE ON THE RESULTS OF OPERATIONS, I.E. REALIZED GAINS OR LOSSES AND INVESTMENT INCOME, AND LIQUIDITY, I.E. INVESTMENT TURNOVER AND YIELDS.

      We have revised the disclosure on pages 36 and 37 as requested.

November 12, 2004
Page 15


LIQUIDITY AND CAPITAL RESOURCES, PAGE 31

46. PLEASE INCLUDE IN MD&A A MORE ROBUST DISCUSSION OF THE MORE-LIKELY-THAN-NOT IMPACT THE PAYMENT OF CLAIMS WILL HAVE ON KNOWN TRENDS AND UNCERTAINTIES, IN PARTICULAR CASH OUTFLOWS FROM OPERATIONS. IN THE DISCLOSURE, PLEASE INCLUDE A DISCUSSION OF YOUR ASSET/LIABILITY MANAGEMENT PROCESS AND WHETHER THERE ARE ANY SIGNIFICANT VARIATIONS BETWEEN THE PREMIUMS COLLECTED (OR TO BE COLLECTED), MATURITY OF YOUR INVESTMENTS AND THE EXPECTED PAYMENT OF YOUR LOSS RESERVES. INCLUDE A DISCUSSION OF THE IMPACT OF SELLING SECURITIES BEFORE ANTICIPATED OR THE USE OF CREDIT FACILITIES TO PAY FOR POLICY LIABILITIES WILL HAVE ON YOUR FUTURE LIQUIDITY AND RESULTS OF OPERATIONS. IN ADDITION, WE NOTE THAT YOUR LIQUIDITY AND CASH FLOWS DISCUSSION IS LIMITED TO THE PARENT-LEVEL AND DOES NOT ADDRESS THE SIGNIFICANT CASH FLOWS AT THE OPERATING LEVEL. PLEASE REVISE YOUR "SOURCES OF FUNDS" DISCUSSION TO ADDRESS THE IMPACT OF THE FACTORS THAT IMPACT LIQUIDITY AT THE OPERATING OR SUBSIDIARY LEVEL, INCLUDING THE IMPACT OF THESE FACTORS ON LIQUIDITY.

      We have revised the disclosure on pages 37 and 38 in response to the Staff's comment.

INVESTMENTS, PAGE 32

47. EXPAND THE RISK FACTORS SECTION TO DISCLOSE THE UNREALIZED LOSSES AT JUNE 30, 2004.

      We have revised the disclosure on page 15 under the risk factor " Market fluctuations and changes in interest rates..." as requested to disclose the unrealized losses in the Risk Factors section.

48. PLEASE COMPARE YOUR RATE OF RETURN ON YOUR FIXED AND COMMON STOCK PORTFOLIOS WITH THE APPROPRIATE LEHMAN BROS. BOND INDICES AND THE S&P 500, RESPECTIVELY.

      We have revised the disclosure on page 58 as requested.

LIQUIDITY AND CAPITAL RESOURCES, PAGES 36-37

49. WE NOTE YOUR STATEMENT REGARDING CAPITAL RATIOS AS OF DECEMBER 31, 2003. PLEASE EXPAND THIS DISCLOSURE TO PROVIDE SIMILAR INFORMATION REGARDING COMPLIANCE WITH RBC REQUIREMENTS AS OF JUNE 30, 2004.

      We have revised the disclosure on page 37 as requested.

50. WE NOTE THE MAY 2003 TRUST PREFERRED TRANSACTION. PLEASE STATE BRIEFLY FOR WHAT YOU USED THE PROCEEDS.

November 12, 2004
Page 16


      We have revised the disclosure on page 38 as requested.

51. DISCLOSE THE AMOUNTS OUTSTANDING UNDER YOUR LINE OF CREDIT AND TERM LOAN AS OF THE MOST RECENT PRACTICABLE DATE. STATE THE REASON YOU HAVE IN THE PAST AND FORESEE IN THE FUTURE, DRAWING DOWN ON THE LINE AND WHETHER YOU EXPECT TO SEEK AN INCREASE IN THE LINES' LIMIT.

      We have revised the disclosure on page 38 as requested.

CONTRACTUAL OBLIGATIONS, PAGES 36-37

52. WE NOTE THAT THE COMPANY DID NOT INCLUDE ITS LOSS RESERVE TO BE PAID IN THE CONTRACTUAL OBLIGATION TABLE, AND IT WOULD APPEAR THAT THESE LIABILITIES REPRESENT FUTURE LEGAL OBLIGATIONS OF THE COMPANY. DUE TO THE SIGNIFICANT NATURE OF THESE LIABILITIES TO THE COMPANY'S BUSINESS WE BELIEVE THE INCLUSION OF RESERVES IN THE CONTRACTUAL OBLIGATION TABLE WILL PROVIDE INVESTORS INCREASED DISCLOSURE OF LIQUIDITY. THE PURPOSE OF FINANCIAL REPORTING RELEASE 67 IS TO OBTAIN ENHANCED DISCLOSURE CONCERNING A REGISTRANT'S CONTRACTUAL PAYMENT OBLIGATIONS AND THE EXCLUSION OF ORDINARY COURSE ITEMS WOULD BE INCONSISTENT WITH THE OBJECTIVE OF THE ITEM 303(A)(5) OF REGULATION S-K. BASED ON THE ABOVE FACTORS, PLEASE REVISE THE CONTRACTUAL OBLIGATION TABLE TO INCLUDE THE EXPECTED SETTLEMENT OF LOSS RESERVES.

      We have revised the disclosure on page 43 as requested.

BUSINESS, PAGE 38

OVERVIEW, PAGE 38

53. PLEASE COMPLY WITH OUR COMMENTS REGARDING THE SUMMARY, AS YOUR DISCLOSURE HERE AND THAT DISCLOSURE IS VERBATIM.

      We have revised the disclosure commencing on page 44 accordingly.

54. AT THE TOP OF PAGE 39, YOU PROVIDE DETAILED DISCLOSURE REGARDING YOUR COMBINED RATIOS AND MAKE COMPARISON TO THE INDUSTRY RATIOS. THE INVESTMENT ACTIVITIES OF INSURANCE COMPANIES ARE AS IMPORTANT AS THEIR UNDERWRITING ACTIVITIES TO THEIR OVERALL OPERATIONAL RESULTS. PLEASE PROVIDE SIMILAR DISCLOSURE HERE REGARDING YOUR INVESTMENTS. SPECIFICALLY, HIGHLIGHT YOUR GAINS AND LOSSES FROM INVESTMENT FOR THE PERIODS MENTIONED.

      We have revised the disclosure on page 58 in response to the Staff's comment.

November 12, 2004
Page 17


OUR STRATEGY, PAGE 39

55. IN THE FIRST OF YOUR STRATEGIES, YOU STATE YOU PRICE YOUR PRODUCTS WITH THE EXPECTATION OF GENERATING A COMBINED RATIO NO HIGHER THAN 96% AND GO ON TO TOUT YOUR RECORD IN THIS REGARD. PLEASE EXPAND THIS PARAGRAPH TO STATE THAT YOUR COMBINED RATIO HAS BEEN GREATER THAN THIS 96% TARGET IN TWO OF THE LAST FIVE YEARS, WHICH IS THE PERIOD FOR WHICH YOU DISCLOSE SELECTED FINANCIAL DATA ON PAGE 22.

      We have revised the disclosure on page 46 in response to the Staff's comment.

56. YOU STATE THAT YOU MAINTAIN A "CLEAR SEPARATION" BETWEEN UNDERWRITING AND PRICING, AND SALES. PLEASE EXPLAIN WHAT THIS MEANS AND WHY THIS IS IMPORTANT.

      We have revised the disclosure on page 46 as requested.

57. IN YOUR SECOND STRATEGY REGARDING GROWTH, YOU STATE, "WE STRIVE TO INVEST OUR CAPITAL AND MANAGEMENT RESOURCES IN NEW LINES OF INSURANCE THAT CAN ACHIEVE AT LEAST $0.5 MILLION IN UNDERWRITING OR FEE INCOME AND AN ANNUAL RATE OF RETURN ON INVESTMENT OF AT LEAST 15.0% PLUS INFLATION WITHIN THREE YEARS." PLEASE STATE WHETHER OR NOT EACH OF YOUR CURRENT BUSINESSES MEETS THIS THRESHOLD. ALSO, DISCLOSE WHETHER OR NOT, AS A RULE, YOU WILL EXIT A BUSINESS AFTER THREE YEARS IF YOU DO NOT REALIZE THESE RESULTS.

      We have revised the disclosure on page 46 as requested.

OUR COMPETITIVE STRENGTHS, PAGE 40

58. PLEASE EXPAND THE DISCUSSION IN THE THIRD BULLET REGARDING INCENTIVE BASED COMPENSATION TO QUANTIFY THE AGGREGATE AMOUNT OF COMPENSATION YOU PAID TO YOUR EMPLOYEES AS PART OF YOUR INCENTIVE BASED COMPENSATION PLAN IN EACH OF THE LAST THREE FISCAL YEARS. ALSO, STATE WHETHER OR NOT YOU PLAN TO CHANGE YOUR POLICY REGARDING INCENTIVE BASED COMPENSATION AFTER THE OFFERING IS COMPLETED. STATE WHETHER OR NOT INCENTIVE BASED COMPENSATION AS A PERCENTAGE OF UNDERWRITING PROFIT, NET INCOME, ETC. IS EXPECTED TO CHANGE MATERIALLY ONCE YOU BECOME PUBLIC.

      We have revised the disclosure on page 48 as requested.

59. IN THE FOURTH BULLET, YOU STATE THAT YOU HAVE INVESTED SUBSTANTIAL RESOURCES IN YOUR CLAIMS MANAGEMENT INFRASTRUCTURE. IN MD&A, PLEASE QUANTIFY THIS INVESTMENT. ALSO, CONTRAST HOW MUCH YOU HAVE INVESTED WITH ANY AMOUNTS YOU ANTICIPATE INVESTING GOING FORWARD.

November 12, 2004
Page 18


      We have revised the disclosure on pages 4 and 48 to delete the reference to an investment of "substantial resources" in response to the Staff's comment.

OUR PRODUCTS, PAGE 42

60. FOR EACH OF YOUR BUSINESSES, DISCLOSE THE ANNUAL PREMIUM AVERAGE AND DISCLOSE MEANINGFUL AVERAGE PREMIUM RANGES.

      We have revised the disclosure on page 49 as requested.

61. IN THE DISCUSSION OF YOUR TRANSPORTATION BUSINESS, YOU STATE THAT YOU ASSUME ALL OF THE NET RISK RELATED TO POLICIES FOR TRANSPORTATION RISK UNDERWRITTEN BY YOU AND ISSUED BY GREAT AMERICAN INSURANCE COMPANY. STATE THE PERCENTAGE OF UNDERWRITING REVENUE OF YOUR TRANSPORTATION BUSINESS THAT IS DERIVED FROM THIS ARRANGEMENT. PLEASE STATE WHETHER OR NOT YOU HAVE ANY SIMILAR ARRANGEMENTS WITH OTHER COMPANIES THAT ARE MATERIAL. ALSO, IF ANY OF THE REVENUES, PROFITS, RISKS, ETC. TO YOU ARE LESS FAVORABLE UNDER THIS GREAT AMERICAN ARRANGEMENT THAN THEY ARE IN YOUR TRANSPORTATION BUSINESS GENERALLY, SO STATE AND EXPLAIN.

      We have revised the disclosure on page 49 as requested.

62. IN THE CHART ON PAGE 43, YOU STATE THAT YOU RETAIN A PORTION OF PREMIUM RELATED TO LOSS EXPOSURES EXCESS OF EXPOSURE CEDED TO THE REINSURER. PLEASE QUANTIFY THIS APPORTIONMENT.

      We have revised the disclosure on page 51 as requested.

63. EXPLAIN WHETHER AND HOW A CAPTIVE BEING "RENTED" OR "OWNED" AFFECTS THE REVENUE, PROFITS, RISKS, ETC. YOU DERIVE OR ASSUME.

      We have revised the disclosure on pages 49 and 50 as requested.

64. IN THE DISCUSSION OF YOUR HAWAIIAN OPERATION, YOU STATE THAT YOU BELIEVE YOU HAVE BECOME THE LEADING WRITER OF TRANSPORTATION INSURANCE IN HAWAII. SUPPLEMENTALLY, PROVIDE US WITH DATA SUPPORTING THIS CONCLUSION, OR DELETE IT.

      We supplementally advise the Staff that the most recent Hawaii market share data from the Property Casualty Insurers ("PCI") Association of America reflects National Interstate (under the label "Great American Group") as the second leading writer of commercial auto with an 11% market share. The PCI grouping includes all commercial auto products. We are the only member of the Great American consolidated group that

November 12, 2004
Page 19


      writes commercial auto insurance in Hawaii. Our premiums categorized as commercial auto in the PCI data include both our general commercial and transportation products in Hawaii. This information as well as informal input from our Hawaii transportation agents has lead us to believe that we are the leading writer of transportation insurance in Hawaii. We have supplementally provided a copy of the PCI report as Exhibit E to this letter.

ALTERNATIVE RISK TRANSFER, PAGES 42-43

65. PLEASE PROVIDE TO US A MORE DETAILED DISCUSSION OF THE OPERATIONS INCLUDED IN THIS CLASSIFICATION. INCLUDE A CLEARER DISCUSSION OF HOW THESE RENTED CAPTIVES ARE STRUCTURED UNDER THESE ARRANGEMENTS INCLUDING THE PERCENTAGE OF BUSINESS TYPICALLY CEDED TO THESE CAPTIVES, THE FEES THAT THE COMPANY RECEIVES FOR PERFORMING THE SERVICES THAT IT DOES FOR THE CAPTIVES, AND HOW ANY UNDERWRITING EXPENSES ARE SHARED WITH THE CAPTIVES. WE REFERENCE THE DISCLOSURE RELATED TO THE CHANGES IN THE UNDERWRITING EXPENSE RATIO FOR THE INTERIM PERIOD ON PAGE 29 WHERE IT IS UNCLEAR HOW THE LOSSES IN EXCESS OF RETENTION REDUCED THE COMPANY'S UNDERWRITING EXPENSE RELATED TO THIS BUSINESS.

      We have revised the disclosure on pages 49 and 50 as requested.

REINSURANCE, PAGE 46

66. YOU MENTION THAT YOU HAVE CERTAIN AGREEMENTS WITH GREAT AMERICAN AND NOTE THAT YOU HAVE FILED SOME AGREEMENTS WITH GREAT AMERICAN AS EXHIBITS. PLEASE CONFIRM TO US SUPPLEMENTALLY THAT YOU HAVE FILED ALL AGREEMENTS WITH GREAT AMERICAN, AS REQUIRED BY ITEM 601(B)(10) OF REGULATION S-K.

      We supplementally advise the Staff that we have filed all agreements between the Company and Great American.

LEGAL PROCEEDINGS, PAGE 53

67. PLEASE PROVIDE US YOUR ANALYSIS AS TO WHY YOU BELIEVE YOUR LAWSUITS WILL NOT HAVE A MATERIAL ADVERSE EFFECT ON YOUR FINANCIAL POSITION. PLEASE REVISE YOUR DISCLOSURE TO STATE YOUR BASIS FOR SUCH CONCLUSION. FOR EXAMPLE, IS YOUR CONCLUSION BASED ON THE FACT THAT YOU HAVE ADEQUATE RESERVES FOR ANY LOSSES YOUR MAY EXPERIENCE FROM THESE LAWSUITS, YOUR BELIEF THAT THE OUTCOMES OF THESE LAWSUITS WILL BE FAVORABLE TO YOU OR YOUR BELIEF THAT ANY LOSSES YOU MAY SUFFER FROM THE OUTCOMES WOULD BE IMMATERIAL.

      We have revised the disclosure on page 61 under the section entitled "Legal Proceedings" as requested.

November 12, 2004
Page 20


EMPLOYEES, PAGE 53

68. FORMULATE MEANINGFULLY TITLED EMPLOYEE FUNCTIONAL CATEGORIES, SUCH AS CLAIMS, SALES AND MARKETING, ADMINISTRATIVE, ETC., AND DISCLOSE HOW MANY OF YOUR EMPLOYEES WORK IN EACH OF THESE CATEGORIES.

      We have revised the disclosure on page 62 as requested.

REGULATION, PAGE 54

69. MUCH OF THIS DISCUSSION IS GENERIC IN THAT IT COULD APPLY TO ANY COMPANY IN THE PROPERTY AND CASUALTY INSURANCE INDUSTRY. PLEASE MAKE THE DISCLOSURE MORE SPECIFIC TO YOUR COMPANY.

      We have revised the disclosure under the section entitled "Regulation" as requested.

70. PLEASE STATE WHETHER OR NOT YOU ARE CURRENTLY IN COMPLIANCE WITH EACH OF THE LAWS, RULES AND REGULATIONS YOU MENTION IN THIS SECTION. ALSO, DESCRIBE ANY INCIDENCE OF NONCOMPLIANCE OVER THE PAST THREE YEARS.

      We have updated the disclosure on page 67 under the heading "Legislative Developments" as requested.

71. UNDER THE "ASSESSMENTS FOR GUARANTY FUNDS" HEADING, YOU STATE THAT DEPENDING ON STATE LAW, INSURERS CAN BE ASSESSED TO PAY CLAIMS OF AN INSOLVENT INSURER. PLEASE QUANTIFY THE AGGREGATE AMOUNT OF THESE ASSESSMENTS YOU PAID IN EACH OF THE LAST THREE YEARS, AND ANY KNOWN OR ANTICIPATED ASSESSMENTS.

      We have revised the disclosure on page 65 as requested.

MANAGEMENT, PAGE 60

72. IN MR. MONDA'S BIOGRAPHY, DISCLOSE WHAT VICTORIA FINANCIAL CORPORATION AND PROGRESSIVE CORPORATION DO.

      We have revised the disclosure on page 69 as requested.

73. WE NOTE THAT YOU INTEND TO ADD AN INDEPENDENT DIRECTOR TO YOUR BOARD IMMEDIATELY AFTER COMPLETION OF THE OFFERING. YOU SHOULD IDENTIFY THIS PERSON AND PROVIDE THE INFORMATION REQUIRED BY ITEM 401 OF REGULATION S-K AND THE CONSENT REQUIRED BY SECURITIES ACT RULE 438.

November 12, 2004
Page 21


      We have revised this disclosure on pages 68 and 70 under the section entitled "Management" and elsewhere in this section accordingly, and have included with Amendment No. 1 the consents of two new directors whose terms will commence effective immediately prior to the consummation of the offering.

74. ON PAGE 63, YOU MENTION THAT THE AUDIT COMMITTEE CHARTER IS AN EXHIBIT TO THE REGISTRATION STATEMENT. PLEASE STATE HOW INVESTORS MAY OBTAIN A COPY. WILL YOU SEND THEM ONE FREE OF CHARGE IF THEY REQUEST IT?

      We have revised the disclosure on page 71 as requested.

1992 PHANTOM STOCK PLAN, PAGE 65

75. PLEASE QUANTIFY THE NUMBER OF SHARES ISSUED TO THE TWO OFFICERS YOU MENTION, AND THE APPLICABLE OPTION EXERCISE PRICES.

      We have revised the disclosure on page 74. Additionally, see our response to comment 93.

LONG TERM INCENTIVE PLAN, PAGE 66

76. IN THE DISCLOSURE AT THE TOP OF PAGE 68 REGARDING GRANTS TO YOUR NAMED EXECUTIVE OFFICERS, DISCLOSE THE EXERCISE PRICES OF THE OPTIONS MENTIONED.

      We have revised the disclosure on page 76 under the section entitled "Long Term Incentive Plan" as requested.

77. REGARDING THE SEPTEMBER 2004 OPTION GRANTS AND ANY OTHER GRANTS UNDER THE PLAN DURING THE PAST THREE YEARS, PROVIDE THE DISCLOSURE REQUIRED BY ITEM 15 OF FORM S-1 REGARDING RECENT SALES OF UNREGISTERED SECURITIES.

      We have revised the disclosure on page II-3 under Item 15 to include the options to be granted effective as of the date of the offering and the award of all other equity grants.

PRINCIPAL AND SELLING SHAREHOLDERS, PAGE 71

78. WE NOTE THAT YOUR WHOLLY OWNED SUBSIDIARY, NATIONAL INTERSTATE INSURANCE COMPANY, OWNS 14% OF YOUR COMMON STOCK WHICH IT ACQUIRED FROM A PREVIOUS SHAREHOLDER, AND CANNOT VOTE THESE SHARES. DO YOU PLAN TO ACQUIRE MORE OF YOUR SHARES GOING FORWARD? OTHER THAN THE VOTING RESTRICTION, IS THE SUBSIDIARY TREATED DIFFERENTLY FROM ANY OTHER SHAREHOLDER BY FUNCTION OF STATE LAW OR OTHERWISE? WILL

November 12, 2004
Page 22


      THE SUBSIDIARY COLLECT DIVIDENDS PAID TO NATIONAL INTERSTATE CORPORATION SHAREHOLDERS GENERALLY?

      We have revised the disclosure on page 80 in footnote (5) as requested.

79. PLEASE IDENTIFY THE NATURAL PERSON OR PERSONS WHO HAVE INVESTMENT AND VOTING CONTROL OF THE SHARES HELD OF RECORD BY EASTERN MANAGEMENT LEGAL SERVICES AND THE KURYLUK LIVING TRUST, RESPECTIVELY.

      We have added disclosure on page 80 in footnotes (6) and (7) in response to the Staff's comment. We supplementally advise the Staff that the individuals listed in these footnotes as having investment and voting control do not own any other common shares of the Company.

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS, PAGE 72

80. YOU STATE THAT UNDER THE UNDERWRITING MANAGEMENT AGREEMENT, YOU UNDERWRITE AND SERVICE POLICIES OF INSURANCE RELATED TO PUBLIC COMMERCIAL TRANSPORTATION FOR A FEE BASED ON A PERCENTAGE OF WRITTEN PREMIUMS. PLEASE DISCLOSE CONTRACT'S FEE STRUCTURE.

      We have revised the disclosure on page 81 as requested.

81. QUANTIFY HOW MUCH OF YOUR REVENUE WAS ATTRIBUTABLE TO THIS CONTRACT IN EACH OF THE LAST THREE YEARS AND THE PERIOD ENDED JUNE 30, 2004.

      We have revised the disclosure on page 81 as requested.

82.   DISCLOSE HOW MUCH BRIAN SPACHMAN IS PAID.

      We supplementally advise the Staff that Brian Spachman, Alan Spachman's son, began working at Explorer RV Insurance Agency, Inc., a wholly owned subsidiary of National Interstate Corporation, on August 5, 2003 as a licensed insurance agent. Brian Spachman was employed by an unaffiliated insurance agency as a licensed agent prior to working at National Interstate. Brian Spachman's total W-2 income during the 14 months ending September 30, 2004 was $34,090. He is currently paid an annual salary of $23,000, and is eligible for quarterly sales bonuses. This is the standard compensation program offered to licensed insurance agents at Explorer RV Insurance Agency, Inc. and is comparable to other agents in similar positions with similar experience. We do not believe this level of compensation is extraordinary or controversial in any way; nor is it required to be

November 12, 2004
Page 23


      disclosed under Regulation S-K Item 404 . Further, Brian Spachman is not an officer, director or manager of National Interstate or any of its affiliates.

SHARES ELIGIBLE FOR FUTURE SALE, PAGE 77

83.   DISCLOSE THE NUMBER OF SHARES:

      -     SUBJECT TO REGISTRATION RIGHTS;

      -     THAT WILL BE RESTRICTED SECURITIES WITHIN THE MEANING OF RULE 144;

      - THAT WILL BE FREELY TRADABLE, WHETHER UNDER RULE 144, PURSUANT TO A REGISTRATION STATEMENT ON FORM S-8, ETC. 90 DAYS AND 180 DAYS AFTER THE OFFERING IS COMPLETED; AND

      -     THE NUMBER OF SHARES SUBJECT TO LOCK-UP AGREEMENTS.

      We have revised the disclosure on page 86 under the section entitled "Shares Eligible For Future Sale" as requested.

      We supplementally advise the Staff that the aggregate number of shares expected to be registered under the Form S-8 is disclosed on page 87.

UNDERWRITING, PAGE 82

84. PLEASE INDICATE IF YOUR UNDERWRITERS HAVE ARRANGEMENTS WITH A THIRD PARTY TO HOST OR ACCESS YOUR PRELIMINARY PROSPECTUS ON THE INTERNET. IF SO, IDENTIFY THE PARTY AND PROVIDE THE ADDRESS OF THE WEBSITE. PLEASE ALSO DESCRIBE THE MATERIAL TERMS OF THE AGREEMENT AND PROVIDE US WITH A COPY OF ANY WRITTEN AGREEMENT. YOU SHOULD ALSO PROVIDE US WITH COPIES OF ALL INFORMATION CONCERNING YOUR COMPANY OR THE OFFERING THAT APPEARS ON THE THIRD PARTY WEB SITE. WE MAY HAVE FURTHER COMMENTS.

      We supplementally advise the Staff that Merrill Lynch has advised us that they have no arrangement with a third party to host or access the preliminary Prospectus on the Internet. While Merrill Lynch has contracted with Net Roadshow Inc. to conduct an Internet roadshow, the purpose of this contract is not specifically to host or access the preliminary Prospectus. The primary purpose of the Internet roadshow is to provide access to the roadshow to institutional investors who cannot, or elect not to, attend roadshow meetings in person. Net Roadshow Inc. has informed the underwriters that it conducts Internet roadshows in accordance with the Net Roadshow Inc. no-action letter dated July 30, 1997, received from the Commission in connection with virtual roadshows. In accordance with such no-action letter, an electronic version of the

November 12, 2004
Page 24


      preliminary Prospectus, identical to the copy filed with the Commission and distributed to live attendees, is required to, and will, be made available on the website.

85. PLEASE TELL US WHETHER THE LEAD UNDERWRITER OR OTHER MEMBERS OF THE SYNDICATE MAY DELIVER A PROSPECTUS ELECTRONICALLY OR OTHERWISE OFFER AND/OR SELL SECURITIES ELECTRONICALLY. IF SO, TELL US THE PROCEDURES THEY WILL USE AND HOW THEY INTEND TO COMPLY WITH THE REQUIREMENTS OF SECTION 5 OF THE SECURITIES ACT OF 1933, PARTICULARLY WITH REGARD TO HOW OFFERS AND FINAL CONFIRMATIONS WILL BE MADE AND HOW AND WHEN PURCHASERS WILL FUND THEIR PURCHASES. PROVIDE US COPIES OF ALL ELECTRONIC COMMUNICATIONS, INCLUDING THE PROPOSED WEB PAGES.

      We supplementally advise the Staff that we have been informed by Merrill Lynch on behalf of the syndicate that Merrill Lynch has two electronic systems in place, "i-Deal" and "IPO Center." Kristina Schillinger, Esq. of the Securities and Exchange Commission has reviewed both systems' procedures. We have been advised that Merrill Lynch continues to employ the same procedures as those reviewed by Ms. Schillinger.

86. ALSO, TELL US AND BRIEFLY DISCLOSE IN THE PROSPECTUS WHETHER YOU INTEND TO USE ANY FORMS OF PROSPECTUS OTHER THAN PRINT, SUCH AS CD-ROM'S, VIDEOS, ETC. AND PROVIDE ALL SUCH PROSPECTUSES FOR OUR EXAMINATION. PLEASE REFER TO SEC RELEASES NO. 33-7233 AND NO. 33-7289. WE MAY HAVE ADDITIONAL COMMENTS.

      We supplementally advise the Staff that we have been informed by Merrill Lynch that Merrill Lynch does not intend to use any other forms of the Prospectus.

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PAGE F-2

87. PLEASE REMOVE THE "TO BE ISSUED" LANGUAGE RELATED TO THIS REPORT AS WELL AS THE REPORT INCLUDED ON PAGE II-6 PRIOR TO REQUESTING EFFECTIVENESS.

      As requested, the "to be issued" language will be removed from Ernst & Young's report before we request effectiveness of the Form S-1.

SIGNIFICANT ACCOUNTING POLICIES, PAGE F-8

88. YOUR SIGNIFICANT ACCOUNTING POLICIES DO NOT INCLUDE YOUR REVENUE RECOGNITION POLICY. PLEASE REVISE YOUR DISCLOSURE TO ADDRESS WHEN REVENUES AND RELATED COSTS ARE RECOGNIZED FOR EACH OF YOUR SIGNIFICANT PRODUCTS.

      We have amended the disclosure on page F-9 as requested.

November 12, 2004
Page 25


PREMIUMS RECEIVABLE, PAGE F-10

89. IT IS NOT CLEAR TO US WHY THE COMPANY EXPERIENCED SUCH A SIGNIFICANT INCREASE IN "PREMIUMS RECEIVABLE" IN THE PERIOD BETWEEN DECEMBER 31, 2003 AND JUNE 30, 2004. PLEASE EXPLAIN TO US THE REASONS FOR THIS SIGNIFICANT INCREASE. ALSO CONSIDER THE NEED TO CLARIFY IN THIS POLICY DISCUSSION WHAT SPECIFIC TIMING DELAYS RESULT IN RECORDING THIS RECEIVABLE.

      We supplementally advise the Staff that the increase in premiums receivable from December 31, 2003 to June 30, 2004 is primarily attributable to the common policy renewal dates for our alternative risk transfer programs. Policies in these programs have a twelve-month term and have monthly or quarterly payment options. Because the renewal dates for all of these policies occur in the first half of the year, the premiums receivable balance is higher at June 30 than at December 31. In addition, because we offer payment options on most of our other products, written premium growth also contributes to an increase in premiums receivable.

      We have also revised our disclosure on page 29 in response to the Staff's comment.

SEGMENT INFORMATION, PAGE F-10

90. THE COMPANY MAKES THE ASSERTION THAT IT OPERATES IN ONE OPERATING SEGMENT. THIS ASSERTION SEEMS TO BE INCONSISTENT WITH THE PRESENTATION IN OTHER PARTS OF THE DOCUMENT WHERE MANAGEMENT ADDRESSES REVENUES BY DISTINCT CLASSES. PLEASE PROVIDE TO US YOUR ANALYSIS UNDER SFAS 131 THAT ALLOWS THE COMPANY TO PRESENT ALL OPERATIONS AS ONE SEGMENT. IF YOU MAINTAIN THAT THESE SEGMENTS ARE APPROPRIATE, PLEASE REVISE INCLUDE THE PRODUCT SALES INFORMATION REQUIRED BY PARAGRAPH 37 OF SFAS 131.

      We supplementally advise the Staff that National Interstate Corporation operates under a product management organizational structure. To facilitate this structure, certain profit and loss information is tracked at a relatively low `product structure', while total underwriting results are often grouped depending on the purpose. Other potential groupings (e.g., by geography) are not relevant because we are not organized along geographic or other lines. The only potential groupings are by product, individually or in aggregate referred to as commercial and personal lines.

      The chief operating decision makers ("CODMs") are identified as the President and Chairman of the Board ("President") and the Board of Directors. This conclusion was reached by evaluation of the responsibilities of different parties and officers. The commercial and personal lines leaders do not qualify as the CODMs for these individual lines as their responsibilities are principally focused on sales, underwriting, broker relations and product development. These individuals do not have the ability to allocate

November 12, 2004
Page 26


      resources within the organization. Further, the President, in conjunction with the Board of Directors, has override responsibility that is periodically exerted. Based on these factors we have concluded that the product line leaders do not qualify as CODMs.

      In assessing whether the President and the Board of Directors review and assess performance and allocate resources by the separate components of personal versus commercial lines, we considered the following:

      - The Board reviews only the consolidated balance sheets and income statements that do not include separate financial information for commercial or personal lines.

      - The President's primary decision making reports are not segmented by commercial and personal lines. While the President receives and reviews other product level reports, the consolidated balance sheets and income statements are the basis for his monthly report and follow up actions. The other reports are received after the consolidated financials and are used primarily by product managers to monitor the individual products for which they are responsible.

      The investment portfolio is managed in the aggregate. There is no objective and independently verifiable methodology to separately identify and report investment assets by specific segments. In addition, we do not organize our equity structure on a segment basis.

STOCK-BASED COMPENSATION, PAGE F-1

91. YOU CURRENTLY PROVIDE THE DISCLOSURE PROVISIONS OF SFAS 123 IN NOTE 11 OF THE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS. SFAS 123 (AS AMENDED BY SFAS 148) REQUIRES THAT THIS DISCLOSURE BE SHOWN MORE PROMINENTLY IN THE FINANCIAL STATEMENTS AND SUGGESTS PLACING THE DISCLOSURE IN THE SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. PLEASE MAKE THIS CHANGE IN ALL FUTURE FILINGS.

      We have revised the disclosure in Note 1 on page F-11 in response to the Staff's comment.

NOTE 8: INCOME TAXES, PAGE F-20

92. EXPLAIN WHY NO PROVISION FOR STATE INCOME TAXES HAS BEEN MADE, IF TRUE, OR REVISE THE FINANCIAL STATEMENTS AS NECESSARY.

      We supplementally advise the Staff that the majority of our taxable income is generated from our insurance operations. As an insurance company, we pay state premium taxes

November 12, 2004
Page 27


      and are not taxed based on income by the states in which we do business. Other state taxable income is generated by our Ohio domiciled non-insurance subsidiaries. These companies pay franchise taxes in lieu of state income taxes, which are classified as other taxes.

NOTE 11: STOCK OPTION PLAN, PAGE F-21

93. PROVIDE US WITH AN ITEMIZED CHRONOLOGICAL SCHEDULE SHOWING EACH ISSUANCE OF COMMON STOCK, PREFERRED STOCK, STOCK OPTIONS, WARRANTS, AND OTHER EQUITY INSTRUMENTS FROM JANUARY 1, 2004 THROUGH THE DATE OF YOUR RESPONSE. INCLUDE THE FOLLOWING INFORMATION FOR EACH ISSUANCE OR GRANT:

      a.    NUMBER OF SHARES ISSUED OR ISSUABLE

      b.    PURCHASE PRICE OR EXERCISE PRICE PER SHARE

      c.    ANY RESTRICTIONS OR VESTING TERMS

      d.    MANAGEMENT'S FAIR VALUE PER SHARE ESTIMATE

      e.    HOW MANAGEMENT DETERMINED THE FAIR VALUE ESTIMATE

      f.    IDENTITY OF THE RECIPIENT AND RELATIONSHIP TO THE COMPANY

      g.    NATURE AND TERMS OF ANY CONCURRENT TRANSACTIONS WITH THE RECIPIENT

      h. ACCOUNTING TREATMENT, AMOUNT OF ANY RECORDED COMPENSATION ELEMENT, AND ACCOUNTING LITERATURE RELIED ON

      i. HOW THE GRANT OR ISSUANCE WAS CREATED FOR PURPOSES OF COMPUTING EARNINGS PER SHARE

      HIGHLIGHT TRANSACTIONS WITH UNRELATED PARTIES, IF ANY, THAT MANAGEMENT BELIEVES TO BE PARTICULARLY EVIDENT OF AN OBJECTIVE FAIR MARKET VALUE PER SHARE DETERMINATION. PROGRESSIVELY BRIDGE MANAGEMENT'S FAIR VALUE PER SHARE DETERMINATIONS TO THE CURRENT ESTIMATED IPO PRICE PER SHARE. INCLUDE WHEN THE COMPANY BEGAN DISCUSSIONS WITH THE UNDERWRITER. PLEASE NOTE THAT, BECAUSE THE INITIAL FILING DID NOT INCLUDE AN ESTIMATED OFFERING PRICE, WE ARE DEFERRING EVALUATION OF COMMON STOCK RELATED COMPENSATION UNTIL YOU SPECIFY THE ESTIMATED OFFERING PRICE.

      We supplementally advise the Staff that the following is a list of all securities issued by the Company since January 1, 2004:

      A. COMMON SHARE ISSUANCES IN CONNECTION WITH OPTION EXERCISES:

                                  EXERCISE                        EXERCISE
      NAME                        DATE          NO. OF SHARES     PRICE
      ----                        ----          -------------     -----
      Eric J. Raudins             09/17/04      24,000            $1.25

November 12, 2004
Page 28


      Alan R. Spachman            09/17/04      100,000           $0.98
      Ronald G. Steiger           09/17/04      40,000            $0.94
      Bradley S. Schneeberger*    09/17/04      30,000            $0.69
      Edward J. Masch*            09/17/04      5,000             $0.83
      Robert A. Bernatchez        09/17/04      32,000            $1.32
      David W. Michelson          09/17/04      70,400            $0.94
      James A. Parks              09/17/04      10,000            $3.31
      Terry E. Phillips           09/17/04      64,000            $0.94
      Michael A. Schroeder        09/17/04      16,000            $1.91
      Michelle A. Silvestro       09/17/04      40,000            $0.94
      John Woods                  09/17/04      10,000            $1.91
      Gary N. Monda               09/20/04      64,000            $0.94

* Represents stock options that were issued in exchange for phantom stock options upon cancellation of the Phantom Stock Option Plan.

      B. STOCK OPTION ISSUANCES:

                              GRANT       NO. OF SHARES           EXERCISE
      NAME                    DATE        UNDERLYING OPTION       PRICE
      ----                    ----        -----------------       -----
      Tony Mercurio           01/01/04    50,000 shares           $3.31

      The following stock option grants were approved by the Board of Directors on October 18, 2004, to be granted effective at the time of the initial public offering at an exercise price equal to the initial public offering price of the common shares:

                                          NO. OF SHARES              EXERCISE
      NAME                                UNDERLYING OPTIONS         PRICE
      ----                                ------------------         --------
      Alan R. Spachman............        80,000 shares              Offering Price
      David W. Michelson..........        50,000 shares              Offering Price
      Terry E. Phillips...........        45,000 shares              Offering Price
      Gary N. Monda...............        35,000 shares              Offering Price
      Eric J. Raudins.............        35,000 shares              Offering Price
      Ronald G. Steiger...........        25,000 shares              Offering Price
      Michelle A. Silvestro.......        16,000 shares              Offering Price
      Bradley S. Schneeberger.....        20,000 shares              Offering Price
      Edward J. Masch.............        10,000 shares              Offering Price

Mr. Schneeberger and Mr. Masch, both officers of the Company at the time of grant, were granted phantom stock options on December 31, 1996 and December 31, 1997, respectively,

November 12, 2004
Page 29


under the Company's 1992 Phantom Stock Option Plan which has been terminated. In September 2004, the vested phantom stock options were exchanged for stock options with the same exercise price under the Stock Option Plan.

Mr. Mercurio's options were granted effective January 1, 2004, under the Stock Option Plan which provided for granting of stock options to officers of the Company. Under the Plan, options were granted on January 1 of each year and valued at the book value on December 31 of the previous year. These options vest ratably over a five-year period and must be exercised no later than the tenth anniversary of the date of grant.

On October 18, 2004, the Board of Directors approved the grant of stock options under the Company's new Long Term Incentive Plan to certain officers and key employees of the Company. The option awards will be effective on the date of the initial public offering and the exercise price will be equal to the initial public offering price of the common shares. The options will vest ratably over a five-year period. All options were accounted for in the manner described in Note 11 beginning on page F-23 of the Form S-1.

Other than as described above, there have been no issuances of equity securities since January 1, 2004. Since it was organized in 1989, the Company has consistently used book value to determine the value of options granted and shares purchased and sold by the Company. See Note 11 for additional discussion regarding the Company's determination of fair value.

Our discussions with investment bankers regarding a possible initial public offering commenced in March 2004.

ITEM 15. RECENT SALES OF UNREGISTERED SECURITIES

94. WE NOTE YOU RELIED ON SECTION 4(2) IN CONNECTION WITH VARIOUS TRANSACTIONS MENTIONED IN YOUR RECENT SALES OF UNREGISTERED SECURITIES. PLEASE PROVIDE A BRIEF SUMMARY OF THE FACTS THAT MADE THE EXEMPTION AVAILABLE IN EACH OF THE CASES DESCRIBED. SEE ITEM 701(d) OF REGULATION S-K.

      We have revised the disclosure on page II-3 in response to the Staff's comment.

ITEM 16. EXHIBITS

95. AS PROMPTLY AS POSSIBLE, PLEASE FILE ALL EXHIBITS, AS WE WILL REVIEW THEM PRIOR TO GRANTING EFFECTIVENESS OF THE REGISTRATION STATEMENT. WE MAY HAVE FURTHER COMMENTS UPON EXAMINATION OF THE EXHIBITS.

      We have filed additional exhibits with Amendment No. 1.

November 12, 2004
Page 30


                                    * * *

      If you have any questions regarding these responses or any further comments, please contact the undersigned at (330) 659-8900.

Very truly yours,



/s/ Michael A. Schroeder
------------------------
Michael A. Schroeder
Enclosures

cc:   April V. Boise
      Jonathan L. Freedman